Dec. 29, 2017

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs Capital Growth Fund

(the "Fund")

Supplement dated February 16, 2018 to the

Statutory Prospectus ("Prospectus"), Summary Prospectus and Statement of Additional Information ("SAI"), each dated December 29, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund's principal investment strategy and benchmark index. These changes will be effective after the close of business on April 17, 2018 (the "Effective Date").

Accordingly, on the Effective Date, the Fund's Prospectus, Summary Prospectus and SAI are revised as follows:

All references to the Russell 1000® Growth Index with respect to the Goldman Sachs Capital Growth Fund in the Prospectus, Summary Prospectus and SAI are hereby replaced with "Russell 1000® Index."

The following replaces the first two sentences of the second paragraph under the "Goldman Sachs Capital Growth Fund—Summary—Principal Strategy" section in the Prospectus and the "Principal Strategy" section in the Summary Prospectus:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 90-150 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund will invest in both value and growth companies. The Fund's fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

The following is added after the first sentence in the first paragraph under the "Goldman Sachs Capital Growth Fund—Summary—Performance" section in the Prospectus and the "Performance" section in the Summary Prospectus:

Through April 17, 2018, the Fund's benchmark index and certain of its principal investment strategies differed. Performance information set forth below reflects the performance resulting from the Fund's former strategies prior to that date.

The following is added above the last row for Class A Shares in the table under the "Goldman Sachs Capital Growth Fund—Summary—Average Annual Total Return" section in the Prospectus and above the last row for Class A Shares in the table under the "Performance" section in the Summary Prospectus:

Russell 1000® Index (reflects no deduction for fees or expenses)***	12.02%	14.67%	7.08%	9.86%

***	Effective after the close of business on April 17, 2018, the Fund's benchmark index was changed from the Russell 1000® Growth Index to the Russell 1000® Index. The "Since Inception" performance for the Russell 1000® Index is through April 20, 1990 (the date on which Class A Shares commenced). Because August 15, 1997 is the inception date for Class C, Institutional and Service Shares and November 30, 2007 is the inception date for Investor and Class R Shares, the "Since Inception" performance for the Russell 1000® Index with respect to these share classes is 6.89% and 7.17%, respectively.